Related Parties (Narrative) (Details)	0 Months Ended	12 Months Ended					12 Months Ended					1 Months Ended	12 Months Ended							6 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended
	Jun. 08, 2009	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 17, 2010 USD ($)	Dec. 31, 2009 USD ($)	Sep. 17, 2009	Dec. 31, 2011 Dr. Ekman [Member] USD ($)	Dec. 31, 2007 Dr. Ekman [Member] USD ($)	Dec. 31, 2011 Mr. Martin [Member] USD ($)	Dec. 31, 2011 Mr. Martin [Member] Maximum [Member] USD ($)	Dec. 31, 2011 Mr. Martin [Member] Minimum [Member] USD ($)	Nov. 30, 2011 Mr. McLaughlin [Member] months	Dec. 31, 2011 Mr. McLaughlin [Member] USD ($)	Dec. 31, 2011 Mr. McLaughlin [Member] EUR (€)	Dec. 31, 2010 Mr. McLaughlin [Member] USD ($)	Dec. 31, 2009 Mr. Pilnik [Member] USD ($)	Dec. 31, 2011 Dr. Selkoe [Member] USD ($)	Dec. 31, 2010 Dr. Selkoe [Member] USD ($)	Dec. 31, 2009 Dr. Selkoe [Member] USD ($)	Dec. 31, 2011 Dr. Bloom [Member] USD ($)	Dec. 31, 2011 Dr. Bloom [Member] USD ($)	Dec. 31, 2010 Dr. Bloom [Member] USD ($)	Dec. 31, 2009 Dr. Bloom [Member] USD ($)	Dec. 31, 2011 Janssen AI [Member] USD ($)	Dec. 31, 2010 Janssen AI [Member] USD ($)	Dec. 31, 2009 Janssen AI [Member] USD ($)	Dec. 31, 2009 Janssen AI [Member] Maximum [Member] USD ($)	Sep. 16, 2011 Alkermes Plc [Member] USD ($)	Dec. 31, 2011 Alkermes Plc [Member] USD ($)	Dec. 31, 2011 Prior To Amended Employment Agreement Taking Effect [Member] Mr. Martin [Member] USD ($)	Dec. 31, 2011 After Amended Employment Agreement Taking Effect [Member] Mr. Martin [Member] USD ($)	Dec. 31, 2011 Quarterly [Member] Dr. Selkoe [Member] USD ($)	Dec. 31, 2011 Annually [Member] Dr. Selkoe [Member] USD ($)
Related Party Transaction [Line Items]
Equity method investment in subsidiary						49.90%												49.90%						49.90%				25.00%
Transition service fees for providing administrative, information technology and research and development services																								$ (300,000)	$ 3,700,000	$ 2,900,000			$ 1,100,000
Sublease rental income, received																								2,200,000	2,300,000	600,000
Total expense relating to equity-settled share based awards																								2,400,000	400,000		100,000
Receivables from related party																									200,000				1,900,000
Cash received from divesture of business		500,000,000	4,300,000																									500,000,000
Ordinary shares received from divesture of businesses		31,900,000																										31,900,000
Carrying amount of equity method investment, less carrying value and transaction costs		675,800,000	209,000,000		235,000,000																							528,600,000
Equity method investment closing share price																												$ 16.57
Transaction working capital adjustment																													1,200,000
Lump-sum payment							2,500,000
Milestone payments maximum amount							1,000,000
Annual pension payments in amount							60,000
Total severance charge								3,600,000
Officers' compensation										1,000,000	800,000																			798,000	750,000
Ratio of lump sum payment										three	two
Anniversary date of grant									tenth
Date of termination in years		1															3
Amount granted under option to purchase ordinary shares									750,000
Ordinary shares with an exercise price per share									$ 12.03
Total invoiced value of services													200,000	11,800	300,000
Period of investor relations programmes, months												6
Payment of fees																15,230				12,500	44,674	58,125	18,152
Received a fee in respect of services																	1,600
Aggregate amount in settlement of all cost				(300,000)
Percentage of issued share capital	0.50%	3.00%
Legal expenses reimbursed			500,000
Agreement terminated upon written notice, in days																	30				30
Noninterest director fees																		50,000	50,000													12,500	50,000
Accounts receivable, net																									200,000				1,900,000
Labor and related expense									$ 50,000
Share-based compensation arrangement, vesting period			10				two